UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lincluden Management Limited
Address: 1275 North Service Road W., Suite 607
                  Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Alanna Sinclair-Whitty
Title:   Assistant Vice President and Secretary
Phone:   (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty    Oakville, Ontario, Canada       May 5, 2009
[Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                                                         FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 75

Form 13F Information Table Value Total:  $496,982
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                    Form 13F File Number     Name

1                      028-11931                 Old Mutual (US) Holdings Inc.





31-Dec-08
Name of                         Title of                  Value     Shares or Sh/ Put/ Investment Other          Voting Authority
Issuer                          Class         Cusip       $000's    Prn Amt   Prn Call Discretion Managers    Sole    Shared   None

ABB LTD.                        SPON ADR      000375204      $ 639     45,850 Shs      DEFINED      1        45,850
AON CORP                        COM           037389103      $ 623     15,255 Shs      DEFINED      1        15,255
APPLIED MATLS INC.              COM           038222105    $ 1,596    148,515 Shs      DEFINED      1       148,515
AUTOLIV INC.                    COM           052800109      $ 741     39,915 Shs      DEFINED      1        39,915
AXA                             SPON ADR      054536107      $ 726     60,565 Shs      DEFINED      1        60,565
BANK OF AMERICA CORPORATION     COM           060505104      $ 448     65,710 Shs      DEFINED      1        65,710
BANK MONTREAL QUE               COM           063671101   $ 31,682  1,204,050 Shs      DEFINED      1     1,204,050
BANK NOVA SCOTIA HALIFAX        COM           064149107   $ 19,159    773,120 Shs      DEFINED      1       773,120
BARCLAYS PLC                    ADR           06738E204      $ 526     61,830 Shs      DEFINED      1        61,830
BARRICK GOLD INC.               COM           067901108   $ 28,907    888,070 Shs      DEFINED      1       888,070
BCE INC                         COM           05534B109   $ 17,003    848,635 Shs      DEFINED      1       848,635
BP PLC                          SPON ADR      055622104      $ 962     24,000 Shs      DEFINED      1        24,000
BT GROUP PLC                    ADR           05577E101      $ 925     82,815 Shs      DEFINED      1        82,815
BROOKFIELD PPTYS CORP.          COM           112900105   $ 10,772  1,852,710 Shs      DEFINED      1     1,852,710
CAE INC.                        COM           124765108    $ 6,308  1,036,540 Shs      DEFINED      1     1,036,540
CAMECO  CORP.                   COM           13321L108   $ 10,303    563,755 Shs      DEFINED      1       563,755
CANADIAN NATURAL RESOURCES LTD. COM           136385101   $ 26,332    675,000 Shs      DEFINED      1       675,000
CANON INC.                      ADR           138006309    $ 1,036     35,670 Shs      DEFINED               35,670
CHEVRON                         COM           166764100    $ 1,478     21,985 Shs      DEFINED      1        21,985
CISCO SYSTEMS INC.              COM           17275R102    $ 1,729    103,095 Shs      DEFINED      1       103,095
COCA-COLA COMPANY               COM           191216100    $ 1,545     35,145 Shs      DEFINED      1        35,145
COMCAST CORP.                   CL A          20030N101    $ 2,546    186,689 Shs      DEFINED      1       186,689
DANAHER CORP DEL                COM           235851102    $ 1,378     25,410 Shs      DEFINED      1        25,410
DELL INC.                       COM           24702R101    $ 1,037    109,390 Shs      DEFINED      1       109,390
DEVON ENERGY CORP.              COM           25179M103    $ 1,183     26,480 Shs      DEFINED      1        26,480
DIAGEO PLC                      SPON ADR      25243Q205    $ 1,721     38,450 Shs      DEFINED      1        38,450
DU PONT E I DE NEMOURS & CO     COM           263534109      $ 954     42,704 Shs      DEFINED      1        42,704
ENBRIDGE INC.                   COM           29250N105       $ 61      2,100 Shs      DEFINED      1         2,100
ENCANA CORP                     COM           292505104   $ 12,711    308,845 Shs      DEFINED      1       308,845
FRANCE TELECOM SA               SPON ADR      35177Q105    $ 1,009     44,535 Shs      DEFINED      1        44,535
GLAXOSMITHKLINE PLC             SPON ADR      37733W105    $ 1,229     39,555 Shs      DEFINED      1        39,555
HONEYWELL INTL INC              COM           438516106      $ 948     34,010 Shs      DEFINED      1        34,010
HSBC HLDGS PLC                  SPON ADR NEW  404280406    $ 1,294     45,868 Shs      DEFINED      1        45,868
IMS HEALTH INC.                 COM           449934108      $ 812     65,105 Shs      DEFINED      1        65,105
ING GROEP N V                   SPON ADR      456837103      $ 535     98,272 Shs      DEFINED      1        98,272
JOHNSON & JOHNSON               COM           478160104    $ 1,414     26,876 Shs      DEFINED      1        26,876
KONINKLIJKE PHILIPS ELECTRS     NY REG SH NEW 500472303    $ 1,257     84,540 Shs      DEFINED      1        84,540
LOWES COMPANIES INC.            COM           548661107    $ 1,452     79,562 Shs      DEFINED      1        79,562
MAGNA INTERNATIONAL INC.        CL A          559222401   $ 11,496    429,740 Shs      DEFINED      1       429,740
MANULIFE FINL CORP              COM           56501R106   $ 22,358  1,974,065 Shs      DEFINED      1     1,974,065
METLIFE INC.                    COM           59156R108    $ 1,179     51,765 Shs      DEFINED      1        51,765
MICROSOFT CORP.                 COM           594918104    $ 2,265    123,323 Shs      DEFINED      1       123,323
NEWMONT MINING CORP.            COM           651639106      $ 629     14,055 Shs      DEFINED      1        14,055
NOKIA CORP                      SPON ADR      654902204    $ 2,133    182,800 Shs      DEFINED      1       182,800
NOVA CHEMICALS CORP.            COM           66977W109      $ 101     17,515 Shs      DEFINED      1        17,515
NTT DOCOMO INC.                 SPON ADR      62942M201    $ 1,300     95,265 Shs      DEFINED      1        95,265
ORACLE CORP                     COM           68389X105    $ 3,145    174,022 Shs      DEFINED      1       174,022
PANASONIC CORP.                 ADR           69832A205    $ 1,192    108,100 Shs      DEFINED      1       108,100
PENN WEST ENERGY TR             TR UNIT       707885109   $ 17,689  1,866,850 Shs      DEFINED      1     1,866,850
PETRO-CDA                       COM           71644E102   $ 14,390    532,670 Shs      DEFINED      1       532,670
PFIZER INC                      COM           717081103    $ 1,179     86,565 Shs      DEFINED      1        86,565
PIONEER NATURAL RESOURCES CO.   COM           723787107    $ 1,242     75,380 Shs      DEFINED      1        75,380
QUEST DIAGNOSTICS INC.          COM           74834L100    $ 1,452     30,575 Shs      DEFINED      1        30,575
RESEARCH IN MOTION LTD.         COM           760975102    $ 9,547    175,200 Shs      DEFINED      1       175,200
ROGERS COMMUNICATIONS INC       CL B          775109200   $ 18,827    812,580 Shs      DEFINED      1       812,580
ROYAL BANK OF CANADA            COM           780087102   $ 28,149    959,545 Shs      DEFINED      1       959,545
SANOFI AVENTIS                  SPON ADR      80105N105    $ 1,098     39,295 Shs      DEFINED      1        39,295
SHAW COMMUNICATIONS             CL B CONV     82028K200   $ 17,583  1,147,025 Shs      DEFINED      1     1,147,025
SIEMENS AG                      SPON ADR      826197501      $ 758     13,310 Shs      DEFINED      1        13,310
STARBUCKS CORP                  COM           855244109    $ 1,084     97,560 Shs      DEFINED      1        97,560
SUN LIFE FINL INC.              COM           866796105   $ 21,936  1,204,115 Shs      DEFINED      1     1,204,115
SUNCOR ENERGY INC               COM           867229106   $ 15,252    679,530 Shs      DEFINED      1       679,530
3M CO                           COM           88579Y101    $ 2,427     49,017 Shs      DEFINED      1        49,017
TALISMAN ENERGY INC             COM           87425E103   $ 28,752  2,700,260 Shs      DEFINED      1     2,700,260
TELUS CORP.                     NON -VTG      87971M202       $ 69      2,660 Shs      DEFINED      1         2,660
THERMO FISHER SCIENTIFIC INC    COM           883556102      $ 892     25,010 Shs      DEFINED      1        25,010
THOMSON REUTERS CORP            COM           884903105   $ 34,891  1,076,880 Shs      DEFINED      1     1,076,880
TORONTO DOMINION BK ONT         COM NEW       891160509   $ 28,682    810,425 Shs      DEFINED      1       810,425
TOTAL S A                       SPON ADR      89151E109    $ 1,070     21,814 Shs      DEFINED      1        21,814
TOYOTA MOTOR CORP               SPON ADR      892331307    $ 2,438     38,520 Shs      DEFINED      1        38,520
TRANSCANADA CORP.               COM           89353D107      $ 159      6,700 Shs      DEFINED      1         6,700
VERIZON COMMUNICATIONS          COM           92343V104    $ 1,376     45,550 Shs      DEFINED      1        45,550
WALGREEN CO.                    COM           931422109    $ 2,779    107,055 Shs      DEFINED      1       107,055
WELLS FARGO & CO NEW            COM           949746101      $ 848     59,565 Shs      DEFINED      1        59,565
ZIMMER HOLDINGS INC.            COM           98956P102    $ 1,634     44,770 Shs      DEFINED      1        44,770

